Share Based Compensation - Restricted Ordinary Shares Rollforward (Details) - Restricted Ordinary Shares	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of restricted shares
Unvested and outstanding beginning balance (shares) | shares	90,383
Granted (shares) | shares	0
Vested (shares) | shares	(90,383)
Forfeited (shares) | shares	0
Unvested and outstanding ending balance (shares) | shares	0
Weighted average grant date fair value
Unvested and outstanding beginning balance (usd per share) | $ / shares	$ 4.17
Granted (usd per share) | $ / shares
Vested (usd per share) | $ / shares	4.17
Forfeited (usd per share) | $ / shares
Unvested and outstanding ending balance (usd per share) | $ / shares	$ 0